DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT
9. DEBT
Debt consisted of the following:

	March 31, 2020	December 31, 2019
	(In thousands)
Summit Holdings’ variable rate senior secured Revolving Credit Facility (3.74% at March 31, 2020 and 4.55% at December 31, 2019) due May 2022	$698,000	$677,000
Summit Holdings’ 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(1,521)	(1,686)
Summit Holdings’ 5.75% senior unsecured notes due April 2025	500,000	500,000
Less unamortized debt issuance costs (1)	(4,763)	(5,015)
SMP Holdings’ variable rate senior secured term loan (7.00% at March 31, 2020 and 7.80% at December 31, 2019) due May 2022	160,750	161,500
Less unamortized debt issuance costs (1)	(3,601)	(3,974)

Total debt	1,648,865	1,627,825
Less current portion	7,800	5,546

Total long-term debt	$1,641,065	$1,622,279

(1)	Issuance costs are being amortized over the life of the Term Loan B and Senior Notes.
Revolving Credit Facility.
Summit Holdings has a senior secured revolving credit facility which allows for revolving loans, letters of credit and swingline loans. The Revolving Credit Facility has a $1.25 billion borrowing capacity, matures in May 2022, and includes a $250.0 million accordion feature. As of March 31, 2020, SMLP and the Guarantor Subsidiaries fully and unconditionally and jointly and severally guarantee, and pledge substantially all of their assets in support of, the indebtedness outstanding under the Revolving Credit Facility.
Borrowings under the Revolving Credit Facility bear interest, at the election of Summit Holdings, at a rate based on the alternate base rate (as defined in the credit agreement) plus an applicable margin ranging from 0.75% to 1.75% or the adjusted Eurodollar rate, as defined in the credit agreement, plus an applicable margin ranging from 1.75% to 2.75%, with the commitment fee ranging from 0.30% to 0.50% in each case based on our relative leverage at the time of determination. At March 31, 2020, the applicable margin under LIBOR borrowings was 2.75%, the interest rate was 3.74% and the unused portion of the Revolving Credit Facility totaled $542.9 million, subject to a commitment fee of 0.50%, after giving effect to the issuance thereunder of a $9.1 million outstanding but undrawn irrevocable standby letter of credit. Based on covenant limits, our available borrowing capacity under the Revolving Credit Facility as of March 31, 2020 was approximately $120 million. See Note 15 for additional information on our letter of credit.
As of March 31, 2020, we had $5.5 million of debt issuance costs attributable to our Revolving Credit Facility and related amendments which are included in Other noncurrent assets on the unaudited condensed consolidated balance sheet.
As of and during the three months ended March 31, 2020, we were in compliance with the Revolving Credit Facility’s financial covenants. There were no defaults or events of default during the three months ended March 31, 2020.
Senior Notes.
In July 2014, Summit Holdings and its 100% owned finance subsidiary, Finance Corp. (together with Summit Holdings, the
“Co-Issuers”)
co-issued
$300.0 million of 5.5% senior unsecured notes maturing August 15, 2022 (the “5.5% Senior Notes” and, together with the 5.75% Senior Notes (defined below), the “Senior Notes”) as described in the 2019 Annual Report.
In February 2017, the
Co-Issuers
completed a public offering of $500.0 million of 5.75% senior unsecured notes (the “5.75% Senior Notes”) maturing April 15, 2025 as described in the 2019 Annual Report.
The Guarantor Subsidiaries are 100% owned by a subsidiary of SMLP. The Guarantor Subsidiaries and SMLP fully and unconditionally and jointly and severally guarantee the Senior Notes. There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan. Finance Corp. has had no assets or operations since inception in 2013. We have no other independent assets or operations. At no time have the Senior Notes been guaranteed by the
Co-Issuers.
As of and during the three months ended March 31, 2020, we were in compliance with the covenants governing our Senior Notes. There were no defaults or events of default during the three months ended March 31, 2020.
SMP Holdings Term Loan.
On March 21, 2017, SMP Holdings closed on a $300.0 million senior secured term loan facility, (the “Term Loan B”) with the maturity date of May 15, 2022. Borrowings under the Term Loan B bear interest at LIBOR plus 6.00% or ABR plus 5.00%, as defined in the Term Loan B credit agreement. At March 31, 2020, the applicable margin under LIBOR borrowings was 6.00% and the interest rate was 7.00%.
At March 31, 2020, the Term Loan B is secured by the following collateral): (i) a perfected first-priority lien on, and pledge of (A) all of the capital stock issued by SMP Holdings, (B) 34.6 million SMLP units owned by SMP Holdings (see Note 12), (C) all of the equity interests owned by SMP Holdings in Summit Midstream GP, LLC, which is the general partner of SMLP, and (ii) substantially all other personal property of SMP Holdings.
SMP Holdings is required to repay principal amounts outstanding under the Term Loan B quarterly, based on a fixed amortization schedule and to prepay its debt obligations based on an excess cash flow calculation for the applicable fiscal quarter which is determined in accordance with the terms of the Term Loan B credit agreement. The Company’s current portion of long-term debt, which includes scheduled principal amortization and excess cash flow prepayments, includes $4.8 million with respect to its fourth quarter 2019 and first quarter 2020 required excess cash flow payments which will be paid within the second quarter of 2020. We have not included an estimated excess cash flow amount in the current portion of long-term debt relating to the second, third and fourth quarter of 2020 because the amount is not currently estimable given that the excess cash flow calculation is based on the occurrence of future events.
As of March 31, 2020, the Company was in compliance the Term Loan B’s financial covenants. There were no defaults or events of default during the three months ended March 31, 2020.

10. DEBT
Debt consisted of the following:

	December 31, 2019	December 31, 2018
	(In thousands)
Summit Holdings’ variable rate senior secured Revolving Credit Facility ( 4.55% at December 31, 2019 and 5.03% at December 31, 2018) due May 2022	$677,000	$466,000
Summit Holdings’ 5.5% senior unsecured notes due August 2022	300,000	300,000
Less unamortized debt issuance costs (1)	(1,686)	(2,362)
Summit Holdings’ 5.75% senior unsecured notes due April 2025	500,000	500,000
Less unamortized debt issuance costs (1)	(5,015)	(5,907)
SMP Holdings’ variable rate senior secured term loan ( 7.80% at December 31, 2019 and 8.52% at December 31, 2018) due May 2022	161,500	226,750
Less unamortized debt issuance costs (1)	(3,974)	(5,701)

Total debt	1,627,825	1,478,780
Less current portion	5,546	14,500

Total long-term debt	$1,622,279	$1,464,280

(1)	Issuance costs are being amortized over the life of the Term Loan B and Senior Notes.
The aggregate amount of debt maturing during each of the years after December 31, 2019 are as follows (in thousands):

2020	$—
2021	—
2022	1,138,500
2023	—
2024	—
Thereafter	500,000

Total long-term debt	$1,638,500

Revolving Credit Facility.
Summit Holdings has a senior secured revolving credit facility which allows for revolving loans, letters of credit and swingline loans. The Revolving Credit Facility has a $1.25 billion borrowing capacity, matures in May 2022, and includes a $250.0 million accordion feature. As of December 31, 2019, SMLP and the Guarantor Subsidiaries fully and unconditionally and jointly and severally guarantee, and pledge substantially all of their assets in support of, the indebtedness outstanding under the Revolving Credit Facility.
In May 2017, Summit Holdings amended and restated its Revolving Credit Facility with a third amended and restated credit agreement which: (i) maintained the Revolving Credit Facility commitments of $1.25 billion, (ii) extended the maturity from November 2018 to May 2022, (iii) included a $250.0 million accordion feature, (iv) maintained the same leverage-based pricing and commitment fee grid, (v) increased the maximum permitted total leverage ratio, as defined in the credit agreement, from 5.00 to 1.00 to 5.50 to 1.00 and (vi) included a maximum permitted senior secured leverage ratio, as defined in the credit agreement, of 3.75 to 1.00. In June 2019, we executed the second amendment to the third amended and restated credit agreement that, among other things, made accommodations for the transactions contemplated by the Agreement and designated Double E as an unrestricted subsidiary under the Revolving Credit Facility. In December 2019, we executed the third amendment to the third amended and restated credit agreement that, among other things, designated the
Non-Guarantor
Subsidiaries as unrestricted subsidiaries under the Revolving Credit Facility.
Borrowings under the Revolving Credit Facility bear interest, at the election of Summit Holdings, at a rate based on the alternate base rate (as defined in the credit agreement) plus an applicable margin ranging from 0.75% to 1.75% or the adjusted Eurodollar rate (as defined in the credit agreement) plus an applicable margin ranging from 1.75% to 2.75%, with the commitment fee ranging from 0.30% to 0.50% in each case based on our relative leverage at the time of determination. At December 31, 2019, the applicable margin under LIBOR borrowings was 2.75%, the interest rate was 4.55% and the unused portion of the Revolving Credit Facility totaled $563.9 million, subject to a commitment fee of 0.50%, after giving effect to the issuance thereunder of a $9.1 million outstanding but undrawn irrevocable standby letter of credit. Based on covenant limits, our available borrowing capacity under the Revolving Credit Facility as of December 31, 2019 was approximately $100 million. See Note 16 for additional information on our letter of credit.
The Revolving Credit Facility is secured by the membership interests of Summit Holdings and the membership interests of the Guarantor Subsidiaries of Summit Holdings and by substantially all of the assets of Summit Holdings and its Guarantor Subsidiaries (subject to exclusions set forth in the credit agreement). The credit agreement contains affirmative and negative covenants customary for credit facilities of its size and nature that, among other things, limit or restrict the ability (i) to incur additional debt; (ii) to make investments; (iii) to engage in certain mergers, consolidations, acquisitions or sales of assets; (iv) to enter into swap agreements and power purchase agreements; (v) to enter into leases that would cumulatively obligate payments in excess of $50.0 million over any 12 -month period; and (vi) of Summit Holdings to make distributions, with certain exceptions, including the distribution of Available Cash (as defined in the SMLP Partnership Agreement) if no default or event of default then exists or would result therefrom and Summit Holdings is in pro forma compliance with its financial covenants. In addition, the Revolving Credit Facility requires Summit Holdings to maintain (i) a ratio of consolidated trailing 12 -month earnings before interest, income taxes, depreciation and amortization (“EBITDA”) to net interest expense of not less than 2.5 to 1.0 as defined in the credit agreement, (ii) a ratio of total net indebtedness to consolidated trailing 12 -month EBITDA of not more than 5.50 to 1.00 and, (iii) a ratio of first lien net indebtedness to consolidated trailing 12 -month EBITDA of not more than 3.75 to 1.00.
As of December 31, 2019, we had $6.2 million of debt issuance costs attributable to our Revolving Credit Facility and related amendments which are included in Other noncurrent assets on the consolidated balance sheet.
As of December 31, 2019, we were in compliance with the Revolving Credit Facility’s financial covenants. There were no defaults or events of default during the year ended December 31, 2019.
Senior Notes.
In July 2014, Summit Holdings and its 100% owned finance subsidiary, Finance Corp. (together with Summit Holdings, the
“Co-Issuers”)
co-issued
$300.0 million of 5.5% senior unsecured notes maturing August 15, 2022 (the “5.5% Senior Notes” and, together with the 5.75% Senior Notes (defined below), the “Senior Notes”).
In 2018, we executed supplemental indentures to include OpCo, Summit Utica, Meadowlark Midstream and Tioga Midstream (through March 22, 2019) as guarantors concurrent with the purchase of a 1% noncontrolling interest held by a subsidiary of Summit Investments (see Note 12 to the consolidated financial statements for additional details). In 2019, we executed a partial release agreement that designated the
Non-Guarantor
Subsidiaries as unrestricted subsidiaries under the Senior Notes.
The Guarantor Subsidiaries are 100% owned by a subsidiary of SMLP. The Guarantor Subsidiaries and SMLP fully and unconditionally and jointly and severally guarantee the Senior Notes. There are no significant restrictions on the ability of SMLP or Summit Holdings to obtain funds from its subsidiaries by dividend or loan. Finance Corp. has had no assets or operations since inception in 2013. We have no other independent assets or operations. At no time have the Senior Notes been guaranteed by the
Co-Issuers.
5.75% Senior Notes
. In February 2017, the
Co-Issuers
completed a public offering of $500.0 million of 5.75% senior unsecured notes maturing April 15, 2025. We pay interest on the 5.75% Senior Notes semi-annually in cash in arrears on April 15 and October 15 of each year. The 5.75% Senior Notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 5.75% Senior Notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 5.75% Senior Notes to (i) fund the repurchase of the outstanding $300.0 million principal 7.5% Senior Notes, (ii) pay redemption and call premiums on the 7.5% Senior Notes totaling $17.9 million and (iii) pay $172.0 million of the balance outstanding under our Revolving Credit Facility.
At any time prior to April 15, 2020, the
Co-Issuers
may redeem up to 35% of the aggregate principal amount of the 5.75% Senior Notes at a redemption price of 105.750% of the principal amount of the 5.75% Senior Notes, plus accrued and unpaid interest, if any, but not including, the redemption date, with an amount not greater than the net cash proceeds of certain equity offerings. On and after April 15, 2020, the
Co-Issuers
may redeem all or part of the 5.75% Senior Notes at a redemption price of 104.313% (with the redemption premium declining ratably each year to 100.000% on and after April 15, 2023), plus accrued and unpaid interest, if any, to, but not including, the redemption date. Debt issuance costs of $7.7 million are being amortized over the life of the 5.75% Senior Notes.
The 5.75% Senior Notes’ indenture restricts SMLP’s and the
Co-Issuers’
ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 5.75% Senior Notes’ indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 5.75% Senior Notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 5.75% Senior Notes; (iii) failure by the
Co-Issuers
or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the
Co-Issuers
or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $75.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 5.75% Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 5.75% Senior Notes may declare all the 5.75% Senior Notes to be due and payable immediately.
5.5% Senior Notes
. We pay interest on the 5.5% Senior Notes semi-annually in cash in arrears on February 15 and August 15 of each year. The 5.5% Senior Notes are senior, unsecured obligations and rank equally in right of payment with all of our existing and future senior obligations. The 5.5% Senior Notes are effectively subordinated in right of payment to all of our secured indebtedness, to the extent of the collateral securing such indebtedness. We used the proceeds from the issuance of the 5.5% Senior Notes to repay a portion of the balance outstanding under our Revolving Credit Facility.
At any time prior to August 15, 2020, the
Co-Issuers
may redeem all or part of the 5.5% Senior Notes at a redemption price of 101.375% (with the redemption premium declining to 100.000% on and after August 15, 2020), plus accrued and unpaid interest, if any. Debt issuance costs of $5.1 million are being amortized over the life of the 5.5% Senior Notes.
The 5.5% Senior Notes’ indenture restricts SMLP’s and the
Co-Issuers’
ability and the ability of certain of their subsidiaries to: (i) incur additional debt or issue preferred stock; (ii) make distributions, repurchase equity or redeem subordinated debt; (iii) make payments on subordinated indebtedness; (iv) create liens or other encumbrances; (v) make investments, loans or other guarantees; (vi) sell or otherwise dispose of a portion of their assets; (vii) engage in transactions with affiliates; and (viii) make acquisitions or merge or consolidate with another entity. These covenants are subject to a number of important exceptions and qualifications. At any time when the senior notes are rated investment grade by each of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Services and no default or event of default under the indenture has occurred and is continuing, many of these covenants will terminate.
The 5.5% Senior Notes’ indenture provides that each of the following is an event of default: (i) default for 30 days in the payment when due of interest on the 5.5% Senior Notes; (ii) default in the payment when due of the principal of, or premium, if any, on the 5.5% Senior Notes; (iii) failure by the
Co-Issuers
or SMLP to comply with certain covenants relating to mergers and consolidations, change of control or asset sales; (iv) failure by SMLP for 180 days after notice to comply with certain covenants relating to the filing of reports with the SEC; (v) failure by the
Co-Issuers
or SMLP for 30 days after notice to comply with any of the other agreements in the indenture; (vi) specified defaults under any mortgage, indenture or instrument under which there may be issued or by which there may be secured or evidenced any indebtedness for money borrowed by SMLP or any of its restricted subsidiaries (or the payment of which is guaranteed by SMLP or any of its restricted subsidiaries); (vii) failure by SMLP or any of its restricted subsidiaries to pay certain final judgments aggregating in excess of $20.0 million; (viii) except as permitted by the indenture, any guarantee of the senior notes shall cease for any reason to be in full force and effect or any guarantor, or any person acting on behalf of any guarantor, shall deny or disaffirm its obligations under its guarantee of the senior notes; and (ix) certain events of bankruptcy, insolvency or reorganization described in the indenture. In the case of an event of default as described in the foregoing clause (ix), all outstanding 5.5% Senior Notes will become due and payable immediately without further action or notice. If any other event of default occurs and is continuing, the trustee or the holders of at least 25% in principal amount of the then outstanding 5.5% Senior Notes may declare all the 5.5% Senior Notes to be due and payable immediately.
As of and during the December 31, 2019, we were in compliance with the financial covenants governing our Senior Notes. There were no defaults or events of default during the year ended December 31, 2019.
SMP Holdings Term Loan.
On March 21, 2017, SMP Holdings closed on a $300.0 million senior secured term loan facility, (the “Term Loan B”) with the maturity date of May 15, 2022. Borrowings under the Term Loan B bear interest at LIBOR plus 6.00% or ABR plus 5.00%, as defined in the Term Loan B credit agreement. At December 31, 2019, the applicable margin under LIBOR borrowings was 6.00% and the interest rate was 7.80%.
The Term Loan B contains certain customary negative covenants, including but not limited to, limitations on the incurrence of debt, limitations on liens, limitations on asset sales and sale leasebacks, limitations on investments, limitations on dividends, limitations on distributions, limitations on prepayments, and limitations on transactions with affiliates. The Term Loan B also includes a maintenance covenant consisting of a minimum interest coverage ratio whereby the Company is required to maintain a ratio of operating cash flow less general and administrative expenses paid to cash interest expense for the test period (as defined in the Term Loan B credit agreement) of not less than 2.0 to 1.0.
The Term Loan B contains certain customary representations and warranties, affirmative covenants and events of default, including but not limited to, payment defaults, breaches of representations and warranties, covenant defaults, certain events of insolvency or bankruptcy, material judgments, certain events under ERISA, actual or asserted failures of any guaranty or security document supporting the Term Loan B to be in full force and effect and changes of control.
At December 31, 2019, the Term Loan B is secured by the following collateral): (i) a perfected first-priority lien on, and pledge of (A) all of the capital stock issued by SMP Holdings, (B) 34.6 million SMLP units owned by SMP Holdings (see Note 13), (C) all of the equity interests owned by SMP Holdings in Summit Midstream GP, LLC, which is the general partner of SMLP, and (ii) substantially all other personal property of SMP Holdings.
Loans under the Term Loan B must be prepaid under certain circumstances, including with proceeds from certain future debt issuances, asset sales and a portion of excess cash flow for the applicable fiscal quarter. Loans under the Term Loan B may be voluntarily prepaid at any time, subject to certain redemption prices and customary LIBOR breakage costs.
SMP Holdings is required to repay principal amounts outstanding under the Term Loan B quarterly, based on a fixed amortization schedule and to prepay its debt obligations based on an excess cash flow calculation for the applicable fiscal quarter which is determined in accordance with the terms of the Term Loan B credit agreement. The Company’s current portion of long-term debt, which includes scheduled principal amortization and excess cash flow prepayments, includes $2.5 million with respect to its fourth quarter 2019 required excess cash flow payment which will be paid within the second quarter of 2020. We have not included an estimated excess cash flow amount in the current portion of long-term debt relating to the first, second and third quarter of 2020 because the amount is not currently estimable given that the excess cash flow calculation is based on the occurrence of future events.
As a result of the Term Loan B, the Company incurred approximately $8.7 million of debt issuance costs
. As of December 31, 2019, the Company was in compliance the Term Loan B’s financial covenants. There were no defaults or events of default during the year ended December 31, 2019.